Note 18 - Intangible assets Goodwill Breakdown by CGU and Changes of the year (Details)	12 Months Ended
Dec. 31, 2018
Intangible Assets and Goodwill Abstract
Description of basis on which unit's recoverable amount has been determined	As mentioned in Note 2.2.8 of the consolidated financial statements for the year 2018, the cash-generating units (CGUs) to which goodwill has been allocated are periodically tested for impairment by including the allocated goodwill in their carrying amount. This analysis is performed at least annually and whenever there is any indication of impairment. Both the CGU’s fair values and the fair values assigned to its assets and liabilities had been based on the estimates and assumptions that the Group’s Management has deemed most likely given the circumstances. However, some changes to the valuation assumptions used could result in differences in the impairment test result.
Description of key assumptions on which management has based cash flow projections	Three key assumptions are used when calculating the impairment test. These hypothesis are the ones to which the amount of the recoverable value is most sensitive: The forecast cash flows estimated by the Group's management, and based on the latest available budgets for the next 5 years. The constant sustainable growth rate for extrapolating cash flows, starting in the fifth year (2023), beyond the period covered by the budgets or forecasts. The discount rate on future cash flows, which coincides with the cost of capital assigned to each CGU, and which consists of a risk-free rate plus a premium that reflects the inherent risk of each of the businesses evaluated. The focus used by the Group's management to determine the values of the hypotheses is based both on its projections and past experience. These values are uniform and use external sources of information. At the same time, the valuations of the most significant goodwill have in general been reviewed by independent experts (not the Group's external auditors) who apply different valuation methods according to each type of asset and liability. The valuation methods used are: The method for calculating the discounted value of future cash flows, the market transaction method and the cost method.
Explanation of period over which management has projected cash flows	The forecast cash flows estimated by the Group's management, and based on the latest available budgets for the next 5 years.